Note 16 - Significant Investments (Detail)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Huarong Rongde Asset Management Company Ltd [Member]
Significant Investments [Line Items]
Principal place of business	Beijing, China
Nature of relationship	Strategic Investment
Ownership percentage	40.70%	[1]	40.70%	[2]	40.70%
Harvest Fund Management Co., LTD [Member]
Significant Investments [Line Items]
Principal place of business	Shanghai, China
Nature of relationship	Strategic Investment
Ownership percentage	30.00%	[1],[3]	30.00%	[4]

[1]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[2]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[3]	December 2021 numbers are based on 2021 unaudited financials.
[4]	December 2020 numbers are based on 2020 audited financials.